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                                    [LETTERHEAD]


May 1, 1998

VIA ELECTRONIC FILING

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC   20549

Re:  SAFECO Common Stock Trust (1933 Act No. 33-36700; 1940 Act No. 811-6167)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I certify that each of (i) the form of No-Load Class Statement of Additional Information dated April 30, 1998, and (ii) the form of Advisor Class A and Advisor Class B Statement of Additional Information dated April 30, 1998 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from each respective Statement of Additional Information contained in Registrant's most recent amendment to its registration statement, and further, that the text of the most recent registration statement amendment was filed electronically on April 22, 1998, and became effective April 30, 1998.

If you have any comments or questions concerning the filing, please call me at
(206) 548-7075.

Sincerely,

 /s/Margaret E. DiDonna
---------------------------
Margaret E. DiDonna
Counsel